REVENUES (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
License and research revenue	$ 1,650,000	$ 2,054,000	$ 2,923,000	$ 4,164,000
Research Revenues			1,502,000	1,639,000
Licenses Revenue			1,421,000	472,000
Product sales and services	2,195,000	2,053,000	4,302,000	5,431,000
Other revenues	1,696,000	1,926,000	3,456,000	3,798,000
Undisclosed Partners [Member]
License and research revenue			$ 2,923,000